12. Leases (Sept 2019 Note) (Details - Right of use and liability)	Sep. 30, 2019 USD ($)
Right of use assets
Office lease	$ 157,213
Less accumulated amortization	(19,333)
Right-of-use assets, net	137,880
Operating lease liabilities
Office lease	148,798
Less current portion	(42,201)
Long term portion	$ 106,597